INVESCO INTERNATIONAL FUNDS, INC.
                      INVESCO International Growth Fund
                               (March 1, 1998)
                            INVESCO European Fund
                          INVESCO Pacific Basin Fund
                               (March 1, 1998)
                        INVESCO Emerging Markets Fund
                (March 1, 1998 as supplemented March 23, 1998)



                Supplement to Prospectuses of the Above Funds
                  Date of Which Are Indicated In Parenthesis

The section of the INVESCO International Growth Fund's and the INVESCO European and INVESCO Pacific Basin Funds' Prospectuses entitled "Risk Factors" is amended to add the following paragraph after the first paragraph:

Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund(s) invest(s) may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's(s') investments may be adversely affected.

The section of the INVESCO Emerging Markets Fund's Prospectus entitled "Risk Factors" is amended to add the following paragraph after the second paragraph:

Year 2000 Computer Issue. Due to the fact that many computer systems in use today cannot recognize the Year 2000, but will, unless corrected, revert to 1900 or 1980 or cease to function at that time, the markets for securities in which the Fund invests may be detrimentally affected by computer failures affecting portfolio investments or trading of securities beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production issues for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial. The Fund's investments may be adversely affected.

The section of the INVESCO  International Growth Fund's Prospectus entitled
"The Fund And Its Management" is amended to add the following paragraph after the tenth paragraph:

The management and custodial services provided to the Fund by IFG and the Fund's custodian, and the services provided to shareholders by IFG and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with the noncomplying computer systems of others. IFG plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

The section of the INVESCO European and Pacific Basin Funds' Prospectus entitled "The Funds And Their Management" is amended to add the following paragraph after the ninth paragraph:

The management and custodial services provided to the Funds by IFG and the Funds' custodian, and the services provided to shareholders by IFG and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Funds' securities trades, their share pricing and account services. The Funds and their service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with the noncomplying computer systems of others. IFG plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.

The section of the INVESCO Emerging Markets Fund's Prospectus entitled "The
Fund And Its Management" is amended to add the following paragraph after the eighth paragraph:

The management and custodial services provided to the Fund by IFG and the Fund's custodian, and the services provided to shareholders by IFG and IDI, depend on the continued functioning of their computer systems. Many computer systems in use today cannot recognize the Year 2000, but will revert to 1900 or 1980 or will cease to function due to the manner in which dates were encoded and are calculated. That failure could have a negative impact on the handling of the Fund's securities trades, its share pricing and account services. The Fund and its service providers have been actively working on necessary changes to their computer systems to deal with the Year 2000 issue and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful. Furthermore, services may be impaired at that time as a result of the interaction of their systems with the noncomplying computer systems of others. IFG plans to test as many such interactions as practicable prior to December 31, 1999 and to develop contingency plans for reasonably anticipated failures.



The date of this supplement is December 4, 1998.